Cover	Oct. 21, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 21, 2024
Entity File Number	001-41150
Entity Registrant Name	Southport Acquisition Corporation
Entity Central Index Key	0001865200
Entity Tax Identification Number	86-3483780
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8 Bolling Place
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	917
Local Phone Number	503-9722
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock 0. 0001 Par Value And One Half Of One Warrant [Member]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one warrant
Trading Symbol	PORTU
Common Class A [Member]
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	PORT
Warrants Each Whole Warrant Exercisable For One Share Of Class Common Stock At Exercise Price Of 11. 50 Subject To Adjustment [Member]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50, subject to adjustment
Trading Symbol	PORTW